SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 22, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash		$ 207,598			$ 207,598		$ 200,884
Cash equivalents		0		$ 0	0		0	$ 0
Unrecognized Tax Benefits		$ 0		0	$ 0		0	0
Unrecognized tax benefits accrued for interest and penalties				0			0	$ 0
Offering costs	$ 14,161,525
Federal Depository Insurance Corporation coverage limit							$ 250,000
Effective tax rate (as a percent)		22.48%	0.00%		3.60%	0.00%	0.00%	0.00%
Statutory tax rate (as a percent)					21.00%		21.00%	21.00%
Payments of Stock Issuance Costs				$ 234,323	$ 14,161,525
Initial Public Offering
Offering costs related to IPO	13,638,664
Payments of Stock Issuance Costs					$ 13,638,664
Class A Common Stock
Anti-dilutive securities attributable to warrants (in shares)					13,266,666		13,266,666
Number of shares subject to redemption		25,000,000		25,000,000	25,000,000		25,000,000	25,000,000
Public Warrants
Offering costs	514,106
Payments of Stock Issuance Costs					$ 514,106
Private Placement Warrants
Offering costs	$ 8,755
Payments of Stock Issuance Costs					$ 8,755